Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

	2017
	Cost $	Accumulated depreciation $	Net book value $
Leasehold improvements	43,058	10,541	32,517
Computer equipment	34,644	20,592	14,052
Office furniture and equipment	7,660	3,869	3,791
	85,362	35,002	50,360

	2016
	Cost $	Accumulated depreciation $	Net book value $
Leasehold improvements	32,816	5,521	27,295
Computer equipment	25,572	10,888	14,684
Office furniture and equipment	5,987	2,247	3,740
	64,375	18,656	45,719

The following table illustrates the classification of depreciation in the Consolidated Statements of Operations and Comprehensive Loss.

	2017 $	2016 $
Cost of revenues	8,055	5,329
Sales and marketing	2,405	2,320
Research and development	4,654	1,920
General and administrative	1,466	822
	16,580	10,391